Deconsolidation of subsidiary - Gain on the Disposal (Details) - CAD ($)		3 Months Ended	9 Months Ended
	Apr. 25, 2024	May 31, 2024	May 31, 2024	May 31, 2025	Aug. 31, 2024
Less: EB Rental, Ltd. net assets at disposal
- EB Rental Ltd. share capital at disposal				$ 81,105,476	$ 55,421,479
- EB Rental Ltd. deficit at disposal				$ (77,954,294)	$ (65,609,357)
Total gain on deconsolidation date		$ 175,589	$ 175,589
EB Rental, Ltd.
Deconsolidation of subsidiary
Fair Value Consideration received	$ 1,089,302
Less: EB Rental, Ltd. net assets at disposal
- EB Rental Ltd. share capital at disposal	100
- EB Rental Ltd. deficit at disposal	(165,427)
Net assets at disposal	(165,327)
Less: Goodwill attributable to EB Rental, Ltd.	1,079,040
Total gain on deconsolidation date	$ 175,589